Financial instruments (Tables)	12 Months Ended
Jun. 30, 2021
Statement [line items]
Summary of foreign currency risk
The carrying amount of the consolidated entity’s foreign currency denominated financial assets and financial liabilities at the reporting date was as follows:

	Assets		Liabilities
	2021	2020	2021	2020
	A$’000	A$’000	A$’000	A$’000

US dollars	21,073	272	3,448	2,196
Euros	—	—	16	—

	21,073	272	3,464	2,196

Summary of foreign currency risk sensitivity
If the AUD had strengthened against the USD by 10% (2020: 10%) then this would have had the following impact:

	AUD strengthened			AUD weakened
Consolidated - 2021	% change	Effect on profit before tax A$’000	Effect on equity A$’000	% change	Effect on profit before tax A$’000	Effect on equity A$’000

US dollars	10%	(1,762)	(1,762)	(10%)	1,762	1,762

Euros	10%	1	1	(10%)	(1)	(1)

		(1,761)	(1,761)		1,761	1,761

	AUD strengthened			AUD weakened
Consolidated - 2020	% change	Effect on profit before tax A$’000	Effect on equity A$’000	% change	Effect on profit before tax A$’000	Effect on equity A$’000

US dollars	10%	192	192	(10%)	(192)	(192)

Summary of variable interest rate balances
As at the reporting date, the consolidated entity had the following variable interest rate balances:

	2021		2020
	Weighted average interest rate %	Balance A$’000	Weighted average interest rate %	Balance A$’000

Cash at bank and in hand	0.00%	21,087	0.04%	1,264
Short term deposits	0.04%	6,500	0.95%	7,500

Net exposure to cash flow interest rate risk		27,587		8,764

Summary of remaining contractual maturities of financial instrument liabilities

2021	Weighted average interest rate %	1 year or less A$’000	Between 1 and 2 years A$’000	Between 2 and 5 years A$’000	Over 5 years A$’000	Remaining contractual maturities A$’000

Non-derivatives
Non-interest bearing
Trade payables	—	1,893	—	—	—	1,893
Accrued payables	—	3,039	—	—	—	3,039
Contingent consideration	—	3,165	—	9,306	—	12,471

Total non-derivatives		8,097	—	9,306	—	17,403

2020	Weighted average interest rate %	1 year or less A$’000	Between 1 and 2 years A$’000	Between 2 and 5 years A$’000	Over 5 years A$’000	Remaining contractual maturities A$’000

Non-derivatives
Non-interest bearing
Trade payables	—	1,694	—	—	—	1,694
Accrued payables	—	1,795	—	—	—	1,795
Contingent consideration	—		4,199	—	—	4,199

Total non-derivatives		3,489	4,199	—	—	7,688